Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 1,718	€ 137
Leasehold improvements and equipment	2,226	2,291
Long term financial assets	20,042	3,193
Right-of-use assets	940	824
Total non-current assets	24,926	6,445
Current assets
Cash and cash equivalents	146,854	95,234
Financial assets	0	8,902
Trade and other receivables	2,439	1,482
Inventories	246	296
Other assets	1,260	0
Total current assets	150,799	105,914
TOTAL ASSETS	175,725	112,359
Equity
Issued capital	983	762
Capital reserves	345,164	270,451
Fair value reserves	1,720	1,962
Accumulated deficit	(275,874)	(234,508)
Total equity	71,993	38,667
Non current liabilities
Borrowings	231	278
Contract liabilities	35,992	37,961
Lease liabilities	482	272
Total non-current liabilities	36,705	38,511
Current liabilities
Trade and other payables	11,394	10,674
Provisions	0	517
Borrowings	92	2,105
Lease liabilities	492	532
Contract liabilities	55,049	21,353
Total current liabilities	67,027	35,181
TOTAL EQUITY AND LIABILITIES	€ 175,725	€ 112,359